Equity - Narrative (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	May 02, 2025	May 01, 2025	May 31, 2025	Jan. 31, 2021	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Par value per share (in dollars per share)					$ 0.0001
Non-controlling interests					$ 9,434,795	$ 9,786,509	$ 10,375,706
Percentage of NCI (%)				16.00%
Number of shares, right to purchase					1
Lifezone Recycling US, LLC
Disclosure of reserves within equity [line items]
Amount funded to entity			$ 2,000,000
Public Warrants
Disclosure of reserves within equity [line items]
Price per warrant unit. (in Dollars per share)					$ 1.05
Warrant Reserves
Disclosure of reserves within equity [line items]
Number of shares, right to purchase					1
Exercise prices (in dollars per share)					$ 11.50
Public Warrants | Fair Value
Disclosure of reserves within equity [line items]
Public warrants, fair value					$ 14,490,000
Private Warrants
Disclosure of reserves within equity [line items]
Price per warrant unit. (in Dollars per share)					$ 0.91
Private Warrants | Fair Value
Disclosure of reserves within equity [line items]
Public warrants, fair value					$ 607,425
BHP | Kabanga Nickel Limited
Disclosure of reserves within equity [line items]
Percentage of NCI (%)					17.00%	17.00%
Glencore Investment | Lifezone Recycling US, LLC
Disclosure of reserves within equity [line items]
Percentage of NCI (%)	5.44%	6.00%
TNCL
Disclosure of reserves within equity [line items]
Percentage of NCI (%)				16.00%